Litigation and Contingent Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Litigation and Contingent Liabilities	LITIGATION AND CONTINGENT LIABILITIES
Class Action
In May 2020, following the Group announcement on the interim results of our RESOLVE-IT Phase 3 clinical trial in which elafibranor had not achieved the primary or key secondary endpoints, a purported shareholder class action complaint was filed in state court in the Commonwealth of Massachusetts, naming the Group, the board of directors and certain members of the senior management as defendants, alleging that defendants made materially misleading statements about the development of elafibranor in connection with our U.S. initial public offering in violation of U.S. federal securities laws.
In October 2020, the plaintiff voluntarily dismissed the Commonwealth of Massachusetts action, but in December 2020, the same plaintiff filed a purported shareholder class action complaint in state court in the State of New York, alleging claims substantially similar to those in the previous complaint against the same defendants, as well as the underwriters of our U.S. initial public offering.
In March 2021, the Company and the other defendants filed a motion to dismiss. In August 2021, the court granted the motion and dismissed the complaint with prejudice. In September 2021, the plaintiff filed a notice of appeal to the Supreme Court, Appellate Division, First Department, and perfected the appeal on March 9, 2022. We intend to vigorously defend the lower court’s decision in the appellate court.